4. LOANS RECEIVABLE - Consumer Credit Exposure Credit Risk Profile (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Residential-Real Estate Construction	$ 5,112	$ 9,478
Residential-Real Estate	409,693	413,500
Total	414,805	422,978
Pass
Residential-Real Estate Construction	5,112	9,478
Residential-Real Estate	405,863	408,611
Total	410,975	418,089
Special Mention
Residential-Real Estate Construction	0	0
Residential-Real Estate	316	328
Total	316	328
Substandard
Residential-Real Estate Construction	0	0
Residential-Real Estate	3,514	4,561
Total	3,514	4,561
Loss
Residential-Real Estate Construction	0	0
Residential-Real Estate	0	0
Total	$ 0	$ 0